STOCKHOLDERS’ EQUITY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of restricted stock activity
	Total restricted shares	Weighted average fair market value per share	Total unvested restricted shares	Weighted average fair market value per share	Total vested restricted shares	Weighted average fair market value per share
Outstanding January 1, 2020	-	$-	-	$-	-	$-
Granted	20,495,000	0.049	20,495,000	0.049	-	-
Forfeited/Cancelled	-	-	-	-	-	-
Vested	-	-	(5,123,750)	(0.049)	5,123,750	0.049
Outstanding December 31, 2020	20,495,000	0.049	15,371,250	0.049	5,123,750	$0.049
Granted	2,500,000	0.050	2,500,000	0.050	-	-
Forfeited/Cancelled	(1,500,000)	(0.050)	(1,500,000)	(0.050)	-	-
Vested	-	-	(6,123,750)	(0.049)	6,123,750	0.049
Outstanding December 31, 2021	21,495,000	$0.049	10,247,500	$0.049	11,247,500	$0.049

Schedule of restricted stock granted and exercisable
	Restricted Stock Granted		Restricted Stock Vested
Grant date Price	Number Granted	Weighted Average Fair Value per Share	Number Vested	Weighted Average Fair Value per Share
$0.049	20,495,000	$0.049	15,371,250	$0.049
$0.050	1,000,000	0.050	1,000,000	0.050
$0.055	2,000,000	0.055	2,000,000	0.055
	23,495,000	$0.050	18,371,250	$0.050

	Restricted Stock Granted		Restricted Stock Vested
Grant date Price	Number Granted	Weighted Average Fair Value per Share	Number Vested	Weighted Average Fair Value per Share
$0.049	20,495,000	$0.049	10,247,500	$0.049
$0.050	1,000,000	0.050	1,000,000	0.050
	21,495,000	$0.049	11,247,500	$0.049

Schedule of fair value of the warrants granted and issued were determined by using a black scholes valuation model
Nine months ended September 30, 2022
Exercise price	$0.0345 to 0.15
Risk free interest rate	3.14 to 3.27%
Expected life	3 to 5 years
Expected volatility of underlying stock	189.1 to 199.2%
Expected dividend rate	0%

Nine months ended September 30, 2022
Exercise price	$ 0.04 to 0.15
Risk free interest rate	2.99 to 3.42%
Expected life	10.0 years
Expected volatility of underlying stock	206.4 to 208.4%
Expected dividend rate	0%

Year ended December 31, 2021
Exercise price	$0.05 to $0.24
Risk free interest rate	0.46% to 0.92%
Expected life	5.0 years
Expected volatility of underlying stock	213.84% to 215.33%
Expected dividend rate	0%

Year ended December 31, 2021
Exercise price	$0.15
Risk free interest rate	1.26% to 1.27%
Expected life	10.0 years
Expected volatility of underlying stock	209.3% to 210.4%
Expected dividend rate	0%

Schedule of warrant activity
	Shares Underlying Warrants	Exercise price per share	Weighted average exercise price
Outstanding January 1, 2020	852,775	$2.00 to 6.25	$5.10
Granted	51,188,572	0.05	0.05
Forfeited/Cancelled	(852,775)	2.00 to 6.25	5.10
Exercised	-	-	-
Outstanding December 31, 2020	51,188,572	$0.05	$0.05
Granted	66,302,515	0.05 to 0.24	0.16
Forfeited/Cancelled	(20,000,000)	0.24	0.24
Exercised	(60,186,982)	0.05	0.05
Outstanding December 31, 2021	37,304,105	$0.05 – 0.1875	$0.12

Schedule of warrants outstanding and exercisable
	Warrants Outstanding			Warrants Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual life in years	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual life in years
$0.0345	15,000,000	2.77		8,437,500		2.77
$0.05	10,823,813	3.03		10,823,813		3.03
$0.15	30,053,625	3.73		30,053,625		3.73
$0.1875	2,426,667	3.46		2,426,667		3.46
	58,304,105	3.34	$0.11	51,741,605	$0.11	3.42

	Warrants Outstanding			Warrants Exercisable
Exercise Price*	Number Outstanding	Weighted Average Remaining Contractual life in years	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual life in years
$0.05	10,823,813	3.78		10,823,813		3.78
$0.15	24,053,625	4.18		24,053,625		4.18
$0.1875	2,426,667	4.21		2,426,667		4.21
	37,304,105	4.07	$0.12	37,304,105	$0.12	4.07

Schedule of the reduction in the exercise price was determined using a black scholes valuation model
Year ended December 31, 2021
Revised exercise price	$0.15
Original exercise price	$0.24
Risk free interest rate	1.27%
Expected life	9.6 years
Expected volatility of underlying stock	210.4%
Expected dividend rate	0%

Schedule of option activity
	Shares Underlying options	Exercise price per share	Weighted average exercise price
Outstanding January 1, 2020	100,000	$0.40	$0.40
Granted	-	-	-
Forfeited/Cancelled	-	-	-
Exercised	-	-	-
Outstanding December 31, 2020	100,000	0.40	0.40
Granted	30,416,666	0.15 – 0.24	0.15
Forfeited/Cancelled	-	-	-
Exercised	-	-	-
Outstanding December 31, 2021	30,516,666	$0.15 to 0.40	$0.15

Schedule of warrants outstanding and exercisable
	Options Outstanding			Options Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual life in years	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual life in years
0.04	800,000	9.96		800,000		9.96
0.15	45,208,333	9.19		35,625,000		9.27
0.24	208,333	8.40		208,333		8.40
0.40	100,000	6.25		100,000		6.25
	46,316,666	9.19	$0.15	36,733,333	$0.15	9.27

	Options Outstanding			Options Exercisable
Exercise Price*	Number Outstanding	Weighted Average Remaining Contractual life in years	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual life in years
$0.15	30,208,333	9.64		16,875,000		9.64
$0.24	208,333	9.15		208,333		9.15
$0.40	100,000	6.99		100,000		6.99
	30,516,666	9.63	$0.15	17,183,333	$0.15	9.62

Schedule of restricted stock activity
	Total restricted shares	Weighted average fair market value per share	Total unvested restricted shares	Weighted average fair market value per share	Total vested restricted shares	Weighted average fair market value per share
Outstanding January 1, 2021	20,495,000	$0.049	15,371,250	$0.049	5,123,750	$0.049
Granted and issued	2,500,000	0.050	2,500,000	0.050	-	-
Forfeited/Cancelled	(1,500,000)	(0.050)	(1,500,000)	(0.050)	-	-
Vested	-	-	(6,123,750)	(0.049)	6,123,750	0.049
Outstanding December 31, 2021	21,495,000	$0.049	10,247,500	$0.049	11,247,500	$0.049
Granted and issued	2,000,000	0.055	-	-	2,000,000	0.055
Forfeited/Cancelled	-	-	-	-	-	-
Vested	-	-	(5,123,750)	(0.049)	5,123,750	0.049
Outstanding September 30, 2022	23,495,000	$0.050	5,123,750	$0.049	18,371,250	$0.050

Schedule of warrant activity
	Shares Underlying Warrants	Exercise price per share	Weighted average exercise price
Outstanding January 1, 2021	51,188,572	$0.05	$0.05
Granted	66,302,515	0.05 to 0.24	0.16
Forfeited/Cancelled	(20,000,000)	0.24	0.24
Exercised	(60,186,982)	0.05	0.05
Outstanding December 31, 2021	37,304,105	$0.05 – 0.1875	$0.12
Granted	21,000,000	0.0345 – 0.15	0.07
Forfeited/Cancelled	-	-	-
Exercised	-	-	-
Outstanding September 30, 2022	58,304,105	$0.05 – 0.1875	$0.11

Schedule of option activity
	Shares Underlying options	Exercise price per share	Weighted average exercise price
Outstanding January 1, 2021	100,000	$0.40	$0.40
Granted	30,416,666	0.15 – 0.24	0.15
Forfeited/Cancelled	-	-	-
Exercised	-	-	-
Outstanding December 31, 2021	30,516,666	$0.15 to 0.40	$0.15
Granted	15,800,000	0.04 – 0.15	0.14
Forfeited/Cancelled	-	-	-
Exercised	-	-	-
Outstanding September 30, 2022	46,316,666	$0.04 to 0.40	$0.15